Accruals (Tables)	12 Months Ended
Mar. 31, 2025
Accruals [Abstract]
Schedule of Accruals

Accruals consisted of the following:

	As of March 31,
	2024	2025	2025
	HKD	HKD	US$
Professional fee	35,000	1,124,186	144,499
Employee payroll and other benefits	377,056	11,322	1,455
Commission	606,562	650,806	83,653
Total accruals	1,018,618	1,786,314	229,607